Warrants (Details) - USD ($)	Jul. 29, 2024	Jun. 30, 2026	Jun. 02, 2026
Warrants [Line Items]
Warrants term		2 years
Exercise price			$ 4.5678
Purchase price		$ 8,200,000
Warrant [Member]
Warrants [Line Items]
Warrant purchase shares	14,907,000
Exercise price		$ 0.55
Private Placement [Member] | Common Stock [Member]
Warrants [Line Items]
Number of shares	14,907,000
Par value	$ 0.0001